UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds U.S. Government Money Market FundSM
Investment portfolio
June 30, 2016
unaudited
Short-term securities 92.26% Federal agency discount notes 63.99%	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 7/1/2016	0.37%	$100,000	$100,000
Fannie Mae 7/13/2016	0.53	50,000	49,996
Fannie Mae 7/18/2016	0.37	130,700	130,684
Fannie Mae 8/1/2016	0.35	60,300	60,286
Fannie Mae 8/8/2016	0.30	50,000	49,986
Fannie Mae 8/22/2016	0.31	150,000	149,937
Fannie Mae 9/2/2016	0.38	145,000	144,923
Fannie Mae 9/19/2016	0.38	155,500	155,386
Fannie Mae 10/6/2016	0.44	175,000	174,835
Fannie Mae 10/7/2016	0.42	250,000	249,762
Fannie Mae 10/17/2016	0.42	200,000	199,782
Fannie Mae 11/14/2016	0.53	50,000	49,926
Federal Farm Credit Banks 7/8/2016	0.43	30,000	29,999
Federal Farm Credit Banks 8/2/2016	0.50	25,000	24,994
Federal Farm Credit Banks 8/17/2016	0.31	25,000	24,991
Federal Farm Credit Banks 8/31/2016	0.31	25,000	24,987
Federal Farm Credit Banks 9/13/2016	0.42	50,000	49,967
Federal Farm Credit Banks 9/22/2016	0.42	40,000	39,970
Federal Farm Credit Banks 9/28/2016	0.37	100,000	99,917
Federal Farm Credit Banks 10/27/2016	0.45	10,000	9,988
Federal Farm Credit Banks 11/16/2016	0.62	50,000	49,924
Federal Farm Credit Banks 12/6/2016	0.51	23,000	22,958
Federal Farm Credit Banks 2/17/2017	0.55	20,000	19,944
Federal Home Loan Bank 7/1/2016	0.27	226,300	226,300
Federal Home Loan Bank 7/5/2016	0.40	300,000	299,991
Federal Home Loan Bank 7/6/2016	0.32	244,900	244,893
Federal Home Loan Bank 7/8/2016	0.38	210,705	210,694
Federal Home Loan Bank 7/11/2016	0.58	50,000	49,997
Federal Home Loan Bank 7/12/2016	0.30	330,300	330,277
Federal Home Loan Bank 7/13/2016	0.49	150,000	149,988
Federal Home Loan Bank 7/15/2016	0.49	150,000	149,986
Federal Home Loan Bank 7/18/2016	0.35	30,000	29,996
Federal Home Loan Bank 7/19/2016	0.33	150,000	149,980
Federal Home Loan Bank 7/20/2016	0.35	114,550	114,535
Federal Home Loan Bank 7/21/2016	0.33	100,000	99,986
Federal Home Loan Bank 7/22/2016	0.36	265,000	264,960
Federal Home Loan Bank 7/25/2016	0.26	150,000	149,974
Federal Home Loan Bank 7/26/2016	0.35	200,000	199,964
Federal Home Loan Bank 7/27/2016	0.34	50,000	49,991
Federal Home Loan Bank 7/29/2016	0.34	230,000	229,954
Federal Home Loan Bank 8/1/2016	0.41	150,000	149,965
Federal Home Loan Bank 8/2/2016	0.32	50,000	49,988
Federal Home Loan Bank 8/3/2016	0.34	346,000	345,913
Federal Home Loan Bank 8/5/2016	0.39	159,500	159,459
Federal Home Loan Bank 8/8/2016	0.39	175,000	174,949
Federal Home Loan Bank 8/9/2016	0.32	150,000	149,955
Federal Home Loan Bank 8/10/2016	0.36	175,000	174,946
American Funds U.S. Government Money Market Fund — Page 1 of 5

unaudited
Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 8/12/2016	0.33%	$116,600	$116,562
Federal Home Loan Bank 8/15/2016	0.60	150,000	149,946
Federal Home Loan Bank 8/16/2016	0.37	170,800	170,737
Federal Home Loan Bank 8/17/2016	0.34	152,900	152,842
Federal Home Loan Bank 8/18/2016	0.38	100,000	99,961
Federal Home Loan Bank 8/19/2016	0.38	190,000	189,924
Federal Home Loan Bank 8/22/2016	0.33	75,000	74,968
Federal Home Loan Bank 8/24/2016	0.45	390,000	389,828
Federal Home Loan Bank 8/26/2016	0.42	383,900	383,723
Federal Home Loan Bank 8/29/2016	0.33	100,000	99,951
Federal Home Loan Bank 8/30/2016	0.33	150,000	149,925
Federal Home Loan Bank 8/31/2016	0.46	275,000	274,860
Federal Home Loan Bank 9/2/2016	0.43	325,000	324,828
Federal Home Loan Bank 9/6/2016	0.33	75,000	74,957
Federal Home Loan Bank 9/7/2016	0.39	215,300	215,173
Federal Home Loan Bank 9/12/2016	0.41	100,000	99,935
Federal Home Loan Bank 9/14/2016	0.50	31,500	31,479
Federal Home Loan Bank 9/26/2016	0.43	20,000	19,984
Federal Home Loan Bank 9/27/2016	0.42	50,000	49,959
Federal Home Loan Bank 9/30/2016	0.37	200,000	199,810
Federal Home Loan Bank 10/14/2016	0.47	75,000	74,921
Federal Home Loan Bank 10/17/2016	0.42	50,000	49,946
Federal Home Loan Bank 10/18/2016	0.47	100,000	99,889
Federal Home Loan Bank 10/28/2016	0.46	89,100	88,990
Freddie Mac 7/11/2016	0.40	40,000	39,997
Freddie Mac 7/12/2016	0.40	50,000	49,997
Freddie Mac 7/13/2016	0.37	70,200	70,194
Freddie Mac 8/2/2016	0.49	20,000	19,995
Freddie Mac 8/3/2016	0.43	50,000	49,988
Freddie Mac 8/8/2016	0.44	50,000	49,986
Freddie Mac 9/2/2016	0.49	26,000	25,986
Freddie Mac 9/6/2016	0.42	100,000	99,942
Freddie Mac 9/7/2016	0.34	75,000	74,956
Freddie Mac 9/8/2016	0.33	200,000	199,880
Freddie Mac 9/9/2016	0.33	75,000	74,954
Freddie Mac 9/13/2016	0.34	50,000	49,967
Freddie Mac 9/15/2016	0.46	21,220	21,206
Freddie Mac 10/3/2016	0.42	46,334	46,292
Freddie Mac 10/4/2016	0.37	34,900	34,868
Freddie Mac 10/5/2016	0.40	217,000	216,798
Freddie Mac 10/17/2016	0.40	20,000	19,978
Freddie Mac 10/19/2016	0.42	40,300	40,255
Freddie Mac 10/20/2016	0.41	24,100	24,073
Freddie Mac 11/2/2016	0.44	22,500	22,471
Freddie Mac 11/17/2016	0.40	175,000	174,732
Freddie Mac 12/2/2016	0.41	75,000	74,869
			11,134,265
U.S. Treasury bills 23.96%
U.S. Treasury Bills 7/7/2016	0.21	150,000	149,999
U.S. Treasury Bills 7/14/2016	0.34	400,000	399,984
U.S. Treasury Bills 7/21/2016	0.22	362,400	362,364
U.S. Treasury Bills 7/28/2016	0.23	302,600	302,561
U.S. Treasury Bills 8/4/2016	0.26	375,000	374,925
U.S. Treasury Bills 8/11/2016	0.21	359,000	358,917
American Funds U.S. Government Money Market Fund — Page 2 of 5

unaudited
Short-term securities U.S. Treasury bills (continued)	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury Bills 8/18/2016	0.31%	$257,100	$257,025
U.S. Treasury Bills 8/25/2016	0.30	419,200	419,062
U.S. Treasury Bills 9/1/2016	0.31	389,300	389,144
U.S. Treasury Bills 9/8/2016	0.26	300,200	300,089
U.S. Treasury Bills 9/15/2016	0.26	306,500	306,365
U.S. Treasury Bills 9/22/2016	0.25	352,400	352,206
U.S. Treasury Bills 9/29/2016	0.25	195,600	195,479
			4,168,120
Repurchase agreements 4.31%
Overnight repurchase agreements*		750,000	750,000
Total short-term securities (cost: $16,050,759,000)			16,052,385
Bonds, notes & other debt instruments 8.45% U.S. Treasury bonds & notes 8.45% U.S. Treasury 8.45%
U.S. Treasury 0.313% 2016[1]		95,000	95,009
U.S. Treasury 0.33% 2016[1]		100,000	100,003
U.S. Treasury 0.625% 2016		100,000	100,090
U.S. Treasury 0.625% 2016		50,000	50,022
U.S. Treasury 0.875% 2016		75,000	75,172
U.S. Treasury 0.875% 2016		50,000	50,067
U.S. Treasury 0.337% 2017[1]		250,000	250,047
U.S. Treasury 0.344% 2017[1]		175,000	175,051
U.S. Treasury 0.428% 2017[1]		225,000	225,175
U.S. Treasury 0.45% 2018[1]		200,000	200,036
U.S. Treasury 0.532% 2018[1]		150,000	150,292
			1,470,964
Total bonds, notes & other debt instruments (cost: $1,470,017,000)			1,470,964
Total investment securities 100.71% (cost: $17,520,776,000)			17,523,349
Other assets less liabilities (0.71)%			(123,132)
Net assets 100.00%			$17,400,217
*Repurchase agreements

The fund held overnight repurchase agreements as of June 30, 2016. Additional details on repurchase agreements appear in the following table.
Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	0.39%	6/30/2016	7/1/2016	U.S. Treasury securities 1.375%-8.75% 2017-2025	$102,000	$100,000	$100,001
BNP Paribas	0.39	6/30/2016	7/1/2016	U.S. Treasury securities 1.375%-8.75% 2017-2025	306,000	300,000	300,003
Société Générale	0.40	6/30/2016	7/1/2016	U.S. Treasury securities 0.125%-8.75% 2016-2025	102,000	100,000	100,001
Toronto Dominion	0.40	6/30/2016	7/1/2016	U.S. Treasury securities 0%-2.50% 2016-2026	204,000	200,000	200,002
Wells Fargo	0.41	6/30/2016	7/1/2016	U.S. Treasury security 0.625% 2017	51,000	50,000	50,001
					$765,000	$750,000	$750,008

[1]	Coupon rate may change periodically.
American Funds U.S. Government Money Market Fund — Page 3 of 5

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2016, all of the fund’s investment securities were classified as Level 2.
American Funds U.S. Government Money Market Fund — Page 4 of 5

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,574
Gross unrealized depreciation on investment securities	(1)
Net unrealized appreciation on investment securities	2,573
Cost of investment securities	17,520,776
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-059-0816O-S54060	American Funds U.S. Government Money Market Fund — Page 5 of 5

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 26, 2016

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2016